SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2025
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2025	December 31, 2024
Short-term and long-term debt:
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	146,625	147,375
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	145,200
NOK750 million senior unsecured floating rate bonds due 2029	74,391	63,592
7.75% senior unsecured sustainability-linked bonds due 2030	144,400	—
U.S. dollar denominated floating rate debt	1,301,387	1,503,909
Lease debt financing	725,133	702,164
Total debt principal	2,839,536	2,862,240
Less: Unamortized debt issuance costs	(21,048)	(22,778)
Less: Current portion of long-term debt	(825,178)	(689,045)
Total long-term debt	1,993,310	2,150,417
A significant portion of the Company's outstanding debt will be due within one year of this report for which the Company has initiated discussions and negotiations with financial institutions regarding the refinancing of such maturing credit facilities. Given the Company's extensive history and successful track record in obtaining financing and refinancing, the Company believes that it will be reasonably able to secure the required refinancing of all such facilities prior to or at maturity.

Interest rate information:

	June 30, 2025	December 31, 2024
Weighted average interest rate on floating rate debt*	5.83%	5.96%
Weighted average interest rate on lease debt financing	5.16%	5.06%
Weighted average interest rate on fixed rate debt	8.27%	8.40%
Secured Overnight Financing Rate ("SOFR"), closing rate	4.45%	4.49%
Effective Federal Funds Rate ("EFFR"), closing rate	4.33%	4.33%
Norwegian Interbank Offered Rate ("NIBOR"), three-month, closing rate	4.34%	4.68%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.

Issuance of new unsecured bonds

7.75% senior unsecured sustainability-linked bonds due 2030

In January 2025, the Company issued senior unsecured sustainability-linked bonds totaling $150.0 million in the Nordic credit market. The bonds bear a coupon, payable quarterly, at a fixed rate of 7.75% per annum and are redeemable in full on January 29, 2030. The Company aims to reduce carbon emissions which is measured by improving its annual year on year Annual Efficiency Rating, based on fleet average, by a minimum of 2% by 2026. From 2027 to 2029, further reductions will be targeted in line with higher minimum standards set by the International Maritime Organization. During the six months ended June 30, 2025, the Company repurchased $11.2 million and resold $5.6 million of its senior unsecured sustainability-linked bonds due 2030. The net amount outstanding as of June 30, 2025, was $144.4 million (December 31, 2024: $0.0 million).
U.S. dollar floating rate debt

The following table presents information on U.S. dollar floating rate debt facilities outstanding as of June 30, 2025 and December 31, 2024. The facilities bear interest at SOFR plus a margin, except the $60.0 million loan facility, which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of
					June 30, 2025	December 31, 2024
					($'millions)
45 million secured term loan and revolving credit facility*	Full	2014	7	11	—	27.5
35 million term loan facility*	Part	2021	1	7	27.8	28.8
107.3 million term loan facility*	Part	2021	3	5	86.3	89.4
100 million term loan facility*	Part	2022	4	5	67.1	72.3
23 million term loan facility*	Full	2022	2	3	—	12.7
115 million term loan facility*	Part	2022	8	3	—	70.0
144.6 million term loan facility*	Full	2023	4	3	121.6	126.7
150 million senior secured term loan facility**	Full	2023	1	3	126.0	134.0
8.4 million senior unsecured term loan facility***	—	2023	—	3	—	8.4
60 million loan facility****	Part	2024	1	0	—	15.0
79.8 million term loan facility*	Part	2024	2	5	76.6	78.7
163.8 million term loan facility*	Part	2024	3	5	158.3	162.4
150 million term loan facility*	Part	2024	3	6	135.6	145.2
226 million term loan facility**	Full	2024	7	5	202.3	218.1
235 million term loan facility*	Full	2024	4	5	218.2	233.1
81.6 million term loan facility*	Full	2024	2	1	81.6	81.6
Total					1,301.4	1,503.9
† Number of wholly-owned subsidiaries which entered into the facility.
*These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts, vessels or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
***This $8.4 million senior unsecured term loan facility was repaid early in the six months ended June 30, 2025.
****In December 2021, one of our wholly-owned subsidiaries entered into a general share lending agreement and as of June 30, 2025, 11.8 million of the Company’s shares were on loan and in the custody of the borrowing bank. This facility provides up to $60.0 million cash collateral to us, callable at any time, in connection with the shares lent. The facility is repayable on demand, by either party to the agreement.
Lease Debt Financing

Wholly-owned subsidiaries of the Company have entered into sale and leaseback transactions for the vessels that they own, through Japanese operating lease with call option financing structures. The vessels have been sold and leased back, with options to repurchase the vessels. These transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The following table presents information on lease debt financing facilities outstanding as of June 30, 2025 and December 31, 2024.

Lease Debt Financing	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of
					June 30, 2025	December 31, 2024
					($'millions)
$65 million lease debt financing	65.0	2021	6	2026	38.2	43.8
$65 million lease debt financing	65.0	2021	6	2026	38.5	44.1
$23.5 million lease debt financing	23.5	2022	3	2025	—	11.8
$25.3 million lease debt financing	25.3	2022	3	2025	—	13.4
$120 million lease debt financing	120.0	2022	8	2029	92.4	97.9
$120 million lease debt financing	120.0	2022	8	2029	93.9	99.4
$45 million lease debt financing	45.0	2023	5	2028	34.0	36.7
$38.5 million lease debt financing	38.5	2023	9	2028	33.4	34.7
$72.2 million lease debt financing	72.2	2023	12	2033	65.8	67.7
$72.2 million lease debt financing	72.2	2023	12	2033	66.7	68.5
$77.5 million lease debt financing	77.5	2024	12	2033	71.9	73.9
$77.5 million lease debt financing	77.5	2024	12	2033	72.7	74.7
$37 million lease debt financing	37.0	2024	8	2028	34.1	35.6
$43 million lease debt financing	43.0	2025	5	2027	43.0	—
$40.5 million lease debt financing	40.5	2025	4	2027	40.5	—
Total					725.1	702.2